11. JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	R$ 575,750	R$ 669,098
Additions	152,860	260,481
Release in favor of the Company	(63,732)	(46,283)
Release in favor of the counterparty	(129,367)	(327,017)
Interest	17,834	19,491
Exchange rate variation	(4)	(20)
Ending balance	553,341	575,750
Tax [Member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	244,977	288,377
Additions	12,294	79,702
Release in favor of the Company	(11,948)	(9,440)
Release in favor of the counterparty	(907)	(123,371)
Interest	4,574	9,709
Exchange rate variation
Ending balance	248,990	244,977
Labor [Member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	301,808	351,648
Additions	133,847	176,406
Release in favor of the Company	(51,414)	(36,461)
Release in favor of the counterparty	(126,405)	(198,821)
Interest	11,980	9,056
Exchange rate variation	(4)	(20)
Ending balance	269,812	301,808
Civil, commercial and other [member]
DisclosureOfJudicialDepositsLineItems [Line Items]
Beginning balance	28,965	29,073
Additions	6,719	4,373
Release in favor of the Company	(370)	(382)
Release in favor of the counterparty	(2,055)	(4,825)
Interest	1,280	726
Exchange rate variation
Ending balance	R$ 34,539	R$ 28,965